Commitments	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Commitments

Note 8 – Commitments:

Leases – The Company leases office and manufacturing space under non-cancelable operating leases that expire at various dates through January 31, 2017. As of December 31, 2014, future minimum rentals due under these leases were as follows:

December 31, 2014
2015	$370,318
2016	348,153
2017	29,013
$747,484

Rent expense related to these non-cancelable operating leases was $404,438, $481,269, and $326,523 for the years 2014, 2013, and 2012, respectively.